SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENTED INFORMATION

September 30, 2024	Drones	Vital	Corporate	Total
Sales of goods	$3,953,974	$-	$-	$3,953,974
Provision of services	973,202	20,718	-	993,920
Total revenue	4,927,176	20,718	-	4,947,894
Segment loss (income)	4,509,638	(20,718)	1,165,111	5,654,031
Finance and other costs	85,436	-	-	85,436
Depreciation	412,544	-	11,495	424,039
Amortization	8,464	-	-	8,464
Change in fair value of derivative liability	-	-	2,788,734	2,788,734
Loss on write-off of notes receivable	-	-	18,425	18,425
Loss on write down of inventory	176,422	-	-	176,422
Net loss for the period	$5,192,504	$(20,718)	$3,983,765	$9,155,551

September 30, 2023	Drones	Vital	Corporate	Total
Sales of goods	$4,215,220	$400,065	$-	$4,615,285
Provision of services	1,023,257	-	-	1,023,257
Total revenue	5,238,477	400,065	-	5,638,542
Segment loss	12,812,936	(140,366)	6,183,566	18,856,136
Finance and other costs	(74,397)	-	(3,069)	(77,466)
Depreciation	354,139	-	7,984	362,123
Amortization	26,969	-	-	26,969
Change in fair value of derivative liability	-	-	(57,314)	(57,314)
Loss on write-off of notes receivable	-	-	104,780	104,780
Loss on write down of inventory	208,247	-	-	208,247
Net loss for the period	$13,327,894	$(140,366)	$6,235,947	$19,423,475

SCHEDULE OF GEOGRAPHIC REVENUE

	As of September 30, 2024	As of December 31, 2023
Non-current assets
Canada	$1,141,414	$1,441,701
United States	52,720	206,616
	$1,194,134	$1,648,317

Geographic segmentation is as follows:	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Revenue
Canada	$1,860,227	$1,736,850	$4,913,720	$5,227,983
United States	25,095	401,167	34,174	410,559
	$1,885,322	$2,138,017	$4,947,894	$5,638,542